Liabilities Collateralized by Pledges	12 Months Ended
Mar. 31, 2017
Financial Instruments Owned And Pledged As Collateral [Abstract]
Liabilities Collateralized by Pledges	NOTE 14: — LIABILITIES COLLATERALIZED BY PLEDGES As of March 31, 2017 and March 31, 2016, the Company does not have any liabilities collateralized by pledges.